Supplemental Information - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplemental Information [Line Items]
Operating expense	$ 583,420	$ 1,038,967
General and administrative expense	70,869	104,010
Depreciation and amortization gain on asset disposal loss on asset decommissioning and reversal of impairment of property plant and equipment [Member]
Supplemental Information [Line Items]
Operating expense	293,000	282,000
General and administrative expense	$ 11,000	$ 15,000